Share based compensation reserve - Valuation Assumptions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award			$ 17.24
Exercise price			$ 0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award		$ 16.95
Weighted average remaining contractual life of outstanding share options		1 year 3 months 18 days
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days
Performance and Restricted Stock | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award	$ 18.90
Exercise price	$ 0
Performance share awards | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			3 months 18 days
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options		1 year 3 months 18 days
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days